COMMITMENTS AND CONTINGENCIES (Detail Textuals 3)		3 Months Ended		12 Months Ended
	Jun. 09, 2016 USD ($) ft²	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) ft²	Apr. 01, 2015 ft²
Restricted Cash Commitments and Contingencies [Line Items]
Area of furnished office space on lease | ft²					17,567
Monthly rent in June 2012 through January 31, 2013				$ 24,887
Monthly increase in rent from February 1, 2013 through January 31, 2014				25,619
Monthly increase in rent from February 1, 2014 through January 31, 2015				26,351
Monthly increase in rent from February 1, 2015 through March 31, 2015				27,082
Monthly increase in rent through January 31, 2016				37,082
Monthly increase in rent from February 1, 2016 through March 31, 2016				37,814
Monthly decrease in rent from April 1, 2016 through January 31, 2017				27,814
Monthly rent		$ 118,484	$ 187,657	$ 613,250	$ 664,995
Lease Agreement | BPG Officer VI Baldwin Tower LP
Restricted Cash Commitments and Contingencies [Line Items]
Area of furnished office space on lease | ft²						6,810
Office space under lease agreement | ft²	17,567
Monthly rent	$ 28,546